Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares Participant) (Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares)
12 Months Ended
Jan. 31, 2015
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Annual Total Return
2014	5.81%
2013	(1.37%)
2012	9.14%
2011	7.52%
2010	10.47%
2009	17.73%
2008	(6.16%)
2007	6.14%
2006	4.43%
2005	1.97%